LEASES - Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Amortization of Finance Lease Right-of-Use Assets	$ 293,159	$ 15,051
Interest on Lease Liabilities	159,411	14,577
Operating Lease Cost	2,440,654	1,479,305
Short-Term Lease Costs	1,149,276	933,424
Total Lease Expenses	4,042,500	2,442,357
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Finance Leases	147,525	9,802
Operating Cash Flows from Operating Leases	2,333,420	1,446,649
Financing Cash Flows from Finance Leases	284,221	20,215
Non-Cash Addition to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$ 1,909,842	301,022
Recognition of Right-of-Use Assets for Operating Leases		$ 8,614,907
Weighted-Average Remaining Lease Term (Years) - Finance Leases	4 years	3 years
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7 years	7 years
Weighted-Average Discount Rate - Finance Leases	11.00%	20.40%
Weighted - Average Discount Rate - Operating Leases	11.46%	12.02%